Shareholder Fees	May 01, 2026
Royce Capital Fund - Micro-Cap Portfolio | Royce Capital Fund - Micro-Cap Portfolio - Investment Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Capital Fund - Micro-Cap Portfolio | Royce Capital Fund - Micro-Cap Portfolio - Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Capital Fund - Small-Cap Portfolio | Royce Capital Fund - Small-Cap Portfolio - Investment Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Royce Capital Fund - Small-Cap Portfolio | Royce Capital Fund - Small-Cap Portfolio - Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%